Contingencies and Commitments	12 Months Ended
Dec. 31, 2024
Contingencies and Commitments [Abstract]
Contingencies and Commitments	CONTINGENCIES AND COMMITMENTS
a.Lawsuits and legal procedures
As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business. As of December 31, 2024, the Bank and its subsidiaries have provisions for this item of Ch$3,928 million (Ch$4,504 million as of December 31, 2023) which is included in “Provisions” in the Consolidated Statements of Financial Position as provisions for contingencies.
b.Contingent loans
The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2024	2023
	MCh$	MCh$
Personal guarantees	365,932	494,104
Personal guarantees in local currency	201,688	193,144
Personal guarantees in foreign currency	164,244	300,960
Letter of credits of merchandise traffic operations	308,407	262,496
Transactions related to contingent events	2,208,507	1,641,510
Transactions related to contingent events in local currency	1,540,118	1,179,242
Transactions related to contingent events in foreign currency	668,389	462,268
Unrestricted prompt cancel credit lines	10,352,459	9,490,141
Other credit commitments	195,207	314,318
Credit for university studies	406	813
Other irrevocable credit commitments	194,801	313,505
Total	13,430,512	12,202,569
c.Held securities
The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Third party operations
Collections	75,710	80,597
Transferred financial assets managed by the Bank	86,673	8,183
Assets from third parties managed by the Bank and its affiliates	1,944,379	1,325,795
Subtotal	2,106,762	1,414,575
Custody of securities
Securities held in custody	11,112,490	8,762,559
Securities held in custody deposited in other entity	849,681	742,078
Issued securities held in custody	16,351,884	18,151,391
Subtotal	28,314,055	27,656,028
Total	30,420,817	29,070,603
As of December 31, 2024, the Bank has classified the portfolios managed by private banking into “Assets from third parties managed by the Bank and its affiliates” (memo account), the balance is Ch$1,944,379 million (Ch$1,325,795 million as of December 31, 2023).
NOTE 24 - CONTINGENCIES AND COMMITMENTS, continued
d.Guarantees
Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°0030129 in force with the company Zurich Chile Seguros Generales S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2024.
e.Contingent loans and liabilities
The Bank took on several contingent loans and liabilities, to satisfy its clients’ needs, that are not recognised in the Consolidated Financial Statements of Financial Position; these contain loan risks and are, therefore, part of the Bank’s global risk.